Fees and Expenses	Nov. 30, 2025 USD ($)
BNY Mellon Global Stock Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon Global Stock Fund	A	C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Global Stock Fund	A	C	I	Y
Management Fees (as a percentage of Assets)	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	0.13%	0.24%	0.07%	0.05%
Other Expenses (as a percentage of Assets):	0.38%	0.49%	0.07%	0.05%
Expenses (as a percentage of Assets)	1.23%	2.09%	0.92%	0.90%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Global Stock Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 693	$ 312	$ 94	$ 92
Expense Example, with Redemption, 3 Years	943	655	293	287
Expense Example, with Redemption, 5 Years	1,212	1,124	509	498
Expense Example, with Redemption, 10 Years	$ 1,978	$ 2,421	$ 1,131	$ 1,108

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon Global Stock Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 693	$ 212	$ 94	$ 92
Expense Example, No Redemption, 3 Years	943	655	293	287
Expense Example, No Redemption, 5 Years	1,212	1,124	509	498
Expense Example, No Redemption, 10 Years	$ 1,978	$ 2,421	$ 1,131	$ 1,108

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10.03% of the average value of its portfolio.

Portfolio Turnover, Rate	10.03%
BNY Mellon International Stock Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - BNY Mellon International Stock Fund	A	C	I	Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon International Stock Fund	A	C	I	Y
Management Fees (as a percentage of Assets)	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.00%	0.75%	0.00%	0.00%
Component2 Other Expenses	0.25%	0.25%	0.00%	0.00%
Component3 Other Expenses	0.13%	0.14%	0.08%	0.03%
Other Expenses (as a percentage of Assets):	0.38%	0.39%	0.08%	0.03%
Expenses (as a percentage of Assets)	1.23%	1.99%	0.93%	0.88%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon International Stock Fund - USD ($)	A	C	I	Y
Expense Example, with Redemption, 1 Year	$ 693	$ 302	$ 95	$ 90
Expense Example, with Redemption, 3 Years	943	624	296	281
Expense Example, with Redemption, 5 Years	1,212	1,073	515	488
Expense Example, with Redemption, 10 Years	$ 1,978	$ 2,317	$ 1,143	$ 1,084

Expense Example, No Redemption [Table]
Expense Example, No Redemption - BNY Mellon International Stock Fund - USD ($)	A	C	I	Y
Expense Example, No Redemption, 1 Year	$ 693	$ 202	$ 95	$ 90
Expense Example, No Redemption, 3 Years	943	624	296	281
Expense Example, No Redemption, 5 Years	1,212	1,073	515	488
Expense Example, No Redemption, 10 Years	$ 1,978	$ 2,317	$ 1,143	$ 1,084

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 8.62% of the average value of its portfolio.

Portfolio Turnover, Rate	8.62%